Organization and Business Overview (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Business Overview [Abstract]
Schedule of Group Reorganization and Details of Subsidiaries

Upon the Group Reorganization and as at the date of this report, details of the subsidiaries company are as follows:

Name	Background		Ownership	Principal activities
Victory Hero Capital Limited (“Victory Hero”)	—	A BVI company	Wholly-owned by the Company	Investment holding
	—	Incorporated on August 14, 2025
	—	Issued share capital of US$1

Power Sweet Home Limited (“Power Sweet”)	—	A BVI company	Wholly-owned by the Company	Inactive
	—	Incorporated on April 22, 2025
	—	Issued share capital of US$1

Wching Tech Ltd Co. Limited (“Wching HK”)	—	A Hong Kong company	Wholly-owned by Victory Hero	Provision of customized software solutions, cloud-based software-as-
	—	Incorporated on April 20, 2012		a-service (“SaaS”) services, and
	—	Issued share capital of HK$10,000		white-labelled software design and development services

惠程智創資訊科技(深圳)有限公司 Wching Zhichuang Information Technology (Shenzhen) Co., Limited.* (“Wching SZ”)	—	People’s Republic of China (“PRC”) company	Wholly-owned by Wching HK	Inactive
	—	Incorporated on June 27, 2025
	—	Issued capital of RMB100,000

*	For translation purposes only.